Income Taxes (Reconciliation between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Differential statutory tax rates	(4.70%)	(7.90%)	(3.30%)
Non-deductible expenses	(1.50%)	(7.90%)	0.40%
Change in valuation allowance	(18.80%)	(9.00%)	(22.00%)
Effective tax rate	0.00%	0.20%	0.10%